Financial Instruments Investments in Marketable Debt Securities - Schedule of Investments in available-for-sale Debt Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost	$ 55,685	$ 38,342
Available-for-sale, Unrealized Gains	93	10
Available-for-sale, Unrealized Losses	(19)	(11)
Available-for-sale, Fair Value	55,759	38,341
Current Assets
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost	54,824	36,177
Available-for-sale, Unrealized Gains	4	10
Available-for-sale, Unrealized Losses	(19)	(7)
Available-for-sale, Fair Value	54,809	36,180
Current Assets | Government Sponsored Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost		2,752
Available-for-sale, Unrealized Gains		0
Available-for-sale, Unrealized Losses		(4)
Available-for-sale, Fair Value		2,748
Current Assets | Foreign bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost		1,007
Available-for-sale, Unrealized Gains		0
Available-for-sale, Unrealized Losses		0
Available-for-sale, Fair Value		1,007
Current Assets | Mutual Fund [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost	35	36
Available-for-sale, Unrealized Gains	2	0
Available-for-sale, Unrealized Losses	0	0
Available-for-sale, Fair Value	37	36
Current Assets | Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost	54,789	32,382
Available-for-sale, Unrealized Gains	2	10
Available-for-sale, Unrealized Losses	(19)	(3)
Available-for-sale, Fair Value	$ 54,772	32,389
Available-for-sale, Weighted- Average Remaining Contractual Life	3 months 18 days
Non Current Assets
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost	$ 861	2,165
Available-for-sale, Unrealized Gains	89	0
Available-for-sale, Unrealized Losses	0	(4)
Available-for-sale, Fair Value	950	2,161
Non Current Assets | Foreign bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost	861	664
Available-for-sale, Unrealized Gains	89	0
Available-for-sale, Unrealized Losses	0	0
Available-for-sale, Fair Value	$ 950	664
Available-for-sale, Weighted- Average Remaining Contractual Life	5 years 8 months 12 days
Non Current Assets | Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale, Amortized Cost		1,501
Available-for-sale, Unrealized Gains		0
Available-for-sale, Unrealized Losses		(4)
Available-for-sale, Fair Value		$ 1,497